RELATED PARTY TRANSACTIONS - Operating transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Ultimate parent and parent corporation
RELATED PARTY TRANSACTIONS
Revenues	$ 525	$ 455	$ 696
Purchase of goods and services	8,698	8,037	8,584
Operating expenses recovered	(344)	(752)	(597)
Corporations under common control
RELATED PARTY TRANSACTIONS
Revenues	5,481	5,906	8,059
Purchase of goods and services	103,519	104,244	103,435
Operating expenses recovered	$ (2,308)	$ (1,275)	$ (1,395)